Borrowings (Details) - Borrowings [Member] ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Within 1 year	¥ 10,888,194
Between 1 to 2 years	1,918,274
Between 2 to 3 years	240,538
Between 3 to 4 years	23,200
Between 4 to 5 years	¥ 23,200